Share capital - Conditional share capital for employee benefit plans (Details)	Dec. 31, 2025 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Conditional share capital for employee benefit plans
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Number of shares issued that have not yet been registered in commercial register | shares	168,677
Conditional share capital for employee benefit plans | Maximum
Conditional Share Capital [Abstract]
Maximum aggregate amount of ordinary shares | SFr	SFr 90,057.34
Issuance of ordinary shares (in shares) | shares	4,502,867